Fair Value Measurement (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Fair value measurement on Company's assets and liabilities

	As of September 30, 2012
	Level 1	Level 2	Total
Available-for-sale securities:
Money market funds	$485,012	$—	$485,012
U.S. government treasuries	93,387	—	93,387
Corporate bonds	—	60,923	60,923
Government guaranteed debt	—	32,689	32,689
U.S. agency securities	—	27,756	27,756
Supranational and sovereign debt	—	11,644	11,644
Mortgages (including agencies and corporate)	—	5,134	5,134
Asset backed obligations	—	3,417	3,417
Commercial paper and certificates of deposit	6,155	1,501	7,656

Total available-for-sale securities	584,554	143,064	727,618

Derivative financial instruments, net	—	(23,928)	(23,928)

Total	$584,554	$119,136	$703,690

	As of September 30, 2011
	Level 1	Level 2	Total
Available-for-sale securities:
Money market funds	$510,711	$—	$510,711
U.S. government treasuries	110,339	—	110,339
Corporate bonds	—	80,355	80,355
Government guaranteed debt	—	71,160	71,160
U.S. agency securities	—	57,540	57,540
Supranational and sovereign debt	—	10,270	10,270
Mortgages (including agencies and corporate)	—	6,395	6,395
Asset backed obligations	—	4,509	4,509
Commercial paper and certificates of deposit	10,105	6,105	16,210

Total available-for-sale securities	631,155	236,334	867,489

Derivative financial instruments, net	—	(10,270)	(10,270)

Total	$631,155	$226,064	$857,219